ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS	3 Months Ended
Mar. 31, 2020
ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS
ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS

6. ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Advance to consumers on behalf of financing partners	521,908	2,135	—

The Group used to facilitate loans extended by third-party financing partners to consumers through their online platform before the three months ended December 31, 2019. The third-party financing partners provided all the funds for the consumer loans, while the Group provided services to facilitate such financing transactions. Pursuant to the cooperation agreements entered into with third-party financing partners, for the purpose of registering the collateral over the car purchased by consumers with relevant government authorities, the Group advanced the funds needed to purchase the car to the consumer on financing partners' behalf to the applicable car dealers directly. The third-party financing partners paid the corresponding amounts to the Group as agreed in the corporation agreements. Starting in the three months ended December 31, 2019, the Company ceased to provide loan facilitation related services and no longer advanced funds to consumers on behalf of financing partners.